SHARE-BASED COMPENSATION PROGRAMS - Stock Option Activity (Details) - Parent € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares € / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares
EQH Shares
Number Outstanding
Options, number outstanding, beginning balance (in shares)	2,040,000	2,040,000
Options granted (in shares)	0	0	0	0
Options exercised (in shares)	(73,000)	(73,000)
Options forfeited, net (in shares)	(24,000)	(24,000)
Options expired (in shares)	0	0
Options, number outstanding, ending balance (in shares)	1,943,000	1,943,000	2,040,000	2,040,000
Weighted Average Exercise Price
Options, weighted average exercise price, beginning balance (in dollars/euros per share) | $ / shares	$ 21.69
Options granted, weighted average exercise price (in dollars/euros per share) | $ / shares	0
Options exercised, weighted average exercise price (in dollars/euros per share) | $ / shares	18.05
Options forfeited, net, weighted average exercise price (in dollars/euros per share) | $ / shares	22.58
Options expired, weighted average exercise price (in dollars/euros per share) | $ / shares	0
Options, weighted average exercise price, ending balance (in dollars/euros per share) | $ / shares	$ 21.75		$ 21.69
Options outstanding, aggregate intrinsic value | $	$ 5,895	$ 5,895
Options exercisable (in shares)	1,517,000	1,517,000			1,517,000
Options exercisable, weighted average exercise price (in dollars/euros per share) | $ / shares	$ 21.45	$ 21.45
Options excercisable, aggregate intrinsic value | $	$ 5,058	$ 5,058
Weighted average remaining contractual term (in years)	6 years 6 months 18 days	6 years 6 months 18 days
Weighted average remaining contractual term (in years)	6 years 4 months 28 days	6 years 4 months 28 days
AB Holding Units
Number Outstanding
Options, number outstanding, beginning balance (in shares)	5,774,000	5,774,000
Options granted (in shares)	0	0
Options exercised (in shares)	(5,774,000)	(5,774,000)
Options forfeited, net (in shares)	0	0
Options expired (in shares)	0	0
Options, number outstanding, ending balance (in shares)	0	0	5,774,000	5,774,000
Weighted Average Exercise Price
Options, weighted average exercise price, beginning balance (in dollars/euros per share) | $ / shares	$ 20,120
Options granted, weighted average exercise price (in dollars/euros per share) | $ / shares	0
Options exercised, weighted average exercise price (in dollars/euros per share) | $ / shares	20,120
Options forfeited, net, weighted average exercise price (in dollars/euros per share) | $ / shares	0
Options expired, weighted average exercise price (in dollars/euros per share) | $ / shares	0
Options, weighted average exercise price, ending balance (in dollars/euros per share) | $ / shares	$ 0		$ 20,120
Options outstanding, aggregate intrinsic value | $	$ 0	$ 0
Options exercisable (in shares)	0	0			0
Options exercisable, weighted average exercise price (in dollars/euros per share) | $ / shares	$ 0	$ 0
Options excercisable, aggregate intrinsic value | $	$ 0	$ 0
Weighted average remaining contractual term (in years)	0 years	0 years
Weighted average remaining contractual term (in years)	0 years	0 years
AXA Ordinary Shares
Number Outstanding
Options, number outstanding, beginning balance (in shares)	874,000	874,000
Options granted (in shares)	0	0
Options exercised (in shares)	(181,000)	(181,000)
Options forfeited, net (in shares)	(27,000)	(27,000)
Options expired (in shares)	0	0
Options, number outstanding, ending balance (in shares)	666,000	666,000	874,000	874,000
Weighted Average Exercise Price
Options, weighted average exercise price, beginning balance (in dollars/euros per share) | € / shares		$ 22.39
Options granted, weighted average exercise price (in dollars/euros per share) | € / shares		0
Options exercised, weighted average exercise price (in dollars/euros per share) | $ / shares	$ 0
Options forfeited, net, weighted average exercise price (in dollars/euros per share) | $ / shares	$ 0
Options expired, weighted average exercise price (in dollars/euros per share) | € / shares		0
Options, weighted average exercise price, ending balance (in dollars/euros per share) | € / shares		$ 22.95		€ 22.39
Options outstanding, aggregate intrinsic value | €					€ 0
Options exercisable (in shares)	630,000	630,000			630,000
Options exercisable, weighted average exercise price (in dollars/euros per share) | € / shares					€ 23.03
Options excercisable, aggregate intrinsic value | €					€ 0
Weighted average remaining contractual term (in years)	4 years	4 years
Weighted average remaining contractual term (in years)	3 years 10 months 28 days	3 years 10 months 28 days